Nov. 01, 2017

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.53%

1 Year	$54
3 Years	$170
5 Years	$296
10 Years	$665

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.95%

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is May 15, 2018

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.70%

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871